AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 95.0%
Virginia – 70.5%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2045	$4,000	$4,596,440
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	593,377
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,544,920
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	600	602,520
City of Newport News VA Series 2014A 5.00%, 07/15/2030-07/15/2032	2,000	2,340,640
City of Richmond VA Series 2019A 3.00%, 07/15/2034	3,500	3,917,795
City of Richmond VA Public Utility Revenue Series 2013A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,192,413
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	11,089,390
City of Suffolk VA Series 2011 5.00%, 02/01/2026 (Pre-refunded/ETM)(b)	950	969,019
County of Fairfax VA Series 2014B 5.00%, 10/01/2020	2,000	2,007,820
Series 2020B 0.895%, 10/01/2026(c)	1,000	996,840
1.083%, 10/01/2028(c)	2,000	1,994,320
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,293,318
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	1,003,600
Fairfax County Economic Development Authority 4.00%, 04/01/2035	1,585	1,782,539
4.00%, 04/01/2035 (Pre-refunded/ETM)	415	497,369
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/2034	1,000	1,175,280
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/2042	1,200	1,286,784

	Principal Amount (000)	U.S. $ Value
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014A 5.00%, 05/15/2044	$2,000	$2,247,980
Series 2018A 4.00%, 05/15/2048	1,500	1,691,790
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2030-06/15/2031	5,000	5,639,920
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) 0.45%, 12/01/2041(c)	3,000	2,999,070
Hampton Roads Sanitation District Series 2017A 5.00%, 10/01/2033	3,550	4,502,962
Hampton Roads Transportation Accountability Commission Series 2018A 5.00%, 07/01/2035	4,000	5,061,200
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 07/01/2042	1,000	1,006,010
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,199,380
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/2037	765	805,782
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,482,420
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017A 5.00%, 01/01/2047	1,750	1,986,810
Mosaic District Community Development Authority Series 2011A 6.875%, 03/01/2036	250	253,825
Norfolk Airport Authority/VA 5.00%, 07/01/2043	2,870	3,374,345
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,419,318
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,000	1,025,640
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	2,120,947

	Principal Amount (000)	U.S. $ Value
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) 4.00%, 07/01/2036-07/01/2038	$2,550	$3,006,131
Roanoke Economic Development Authority (Lynchburg College) Series 2018A 5.00%, 09/01/2033-09/01/2043	3,660	4,058,743
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) 5.00%, 12/01/2039	1,000	1,115,070
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,030,260
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	2,400	2,411,856
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2030(a)	1,615	1,663,030
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019B 3.00%, 02/01/2037	9,140	9,968,724
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,000	1,039,550
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017B 5.00%, 07/01/2046	2,000	2,366,420
Virginia Port Authority Series 2016B 5.00%, 07/01/2035-07/01/2036	6,160	7,407,794
Virginia Resources Authority Series 2011B 5.00%, 11/01/2026	125	131,954
5.00%, 11/01/2026 (Pre-refunded/ETM)	4,875	5,138,640
Series 2016C 4.00%, 11/01/2034	2,000	2,331,960
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,587,160
Virginia Small Business Financing Authority (95 Express Lanes LLC) 5.00%, 07/01/2049	2,000	2,066,940
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2049	3,500	3,973,235
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	1,036,490

	Principal Amount (000)	U.S. $ Value
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	$2,500	$2,634,100
5.50%, 01/01/2042	1,000	1,048,690
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,871,212
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/2049	430	484,417
Series 2017 5.00%, 12/31/2052	3,350	3,767,108
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	4,070,035

		153,911,302

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	400	444,012

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	420	528,784

Arizona – 2.5%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	3,945	4,171,206
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	200	225,078
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	962,826

		5,359,110

District of Columbia – 8.7%
Metropolitan Washington Airports Authority Series 2012A 5.00%, 10/01/2030	1,000	1,078,170
Series 2016A 5.00%, 10/01/2035	1,200	1,417,812
Series 2018A 5.00%, 10/01/2036	3,000	3,679,080
Series 2020A 4.00%, 10/01/2035	2,000	2,337,300

	Principal Amount (000)	U.S. $ Value
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/2044	$4,300	$5,565,189
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2032	3,950	4,926,954

		19,004,505

Florida – 1.3%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027	400	413,716
5.25%, 10/01/2030	1,000	1,035,610
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2031	1,145	1,436,196

		2,885,522

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2039-01/01/2056	355	430,386

Guam – 0.9%
Guam Power Authority Series 2017A 5.00%, 10/01/2036	1,630	1,890,898
Territory of Guam 5.00%, 11/15/2031	100	105,084

		1,995,982

Illinois – 1.6%
Illinois Finance Authority (Navistar International Corp.) 6.75%, 10/15/2040	1,000	1,006,880
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	2,200	2,369,070

		3,375,950

Michigan – 0.8%
City of Detroit MI 5.00%, 04/01/2036	85	89,147
Michigan Public Power Agency Series 2012A 5.00%, 01/01/2032	1,575	1,651,718

		1,740,865

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	500	67,755

New York – 1.0%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,010	1,068,590

	Principal Amount (000)	U.S. $ Value
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	$1,090	$1,123,954

		2,192,544

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	544,723

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	600	604,500

Puerto Rico – 2.1%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	235	256,237
NATL Series 2007V 5.25%, 07/01/2035	100	102,150
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	220	236,663
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	415	450,430
NATL Series 2005L 5.25%, 07/01/2035	110	112,193
NATL Series 2007N 5.25%, 07/01/2032	100	102,634
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/2020	1,580	1,588,579
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	615	634,988
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	104,861
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	223	176,785
Series 2019A 4.329%, 07/01/2040	180	188,552
5.00%, 07/01/2058	675	719,010

		4,673,082

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	$205	$227,380

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	295	282,091

Texas – 1.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	549,734
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/2036	1,150	998,395
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	1,110	1,115,328
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,139,400

		3,802,857

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	713,401
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/2032	400	414,340
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	100	100,205

		1,227,946

Wisconsin – 1.9%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,700	2,949,129

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	$1,000	$1,104,680

		4,053,809

Total Long-Term Municipal Bonds (cost $194,116,049)		207,353,105

Short-Term Municipal Notes – 3.0%

Massachusetts – 1.4%
Massachusetts Development Finance Agency (Trustees of The College of The Holy Cross) 0.01%, 09/01/2037(d)	3,130	3,130,000

Texas – 1.6%
State of Texas 4.00%, 08/26/2021(c)	3,300	3,423,123

Total Short-Term Municipal Notes (cost $6,551,667)		6,553,123

Total Municipal Obligations (cost $200,667,716)		213,906,228

	Shares
SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(e) (f) (g) (cost $10,528,400)	10,528,400	10,528,400

Total Investments – 102.8% (cost $211,196,116)(h)		224,434,628
Other assets less liabilities – (2.8)%		(6,185,001)

Net Assets – 100.0%		$218,249,627

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	$246,560	$—	$246,560
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	338,705	—	338,705
USD	1,475	01/15/2030	1.572%	CPI#	Maturity	47,626	—	47,626
USD	1,475	01/15/2030	1.587%	CPI#	Maturity	45,184	—	45,184
USD	1,030	01/15/2030	1.731%	CPI#	Maturity	15,072	—	15,072
USD	1,030	01/15/2030	1.714%	CPI#	Maturity	17,029	—	17,029

						$710,176	$—	$710,176

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,160	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$308,160	$—	$308,160
USD	2,875	09/13/2024	3 Month LIBOR	1.526%	Quarterly/ Semi-Annual	163,673	—	163,673
USD	1,661	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	83,831	—	83,831
USD	5,090	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi-Annual	(10,303)	—	(10,303)

						$545,361	$—	$545,361

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,633	09/20/2020	2.263%	CPI#	Maturity	$(128,076)	$—	$(128,076)
Barclays Bank PLC	USD	6,159	10/15/2020	2.208%	CPI#	Maturity	(101,154)	—	(101,154)
Barclays Bank PLC	USD	3,397	10/15/2020	2.210%	CPI#	Maturity	(55,965)	—	(55,965)
Citibank, NA	USD	4,480	10/17/2020	2.220%	CPI#	Maturity	(74,478)	—	(74,478)

							$(359,673)	$—	$(359,673)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$(166,536)	$—	$(166,536)
Citibank, NA	USD	2,965	10/09/2029	1.120%	SIFMA*	Quarterly	(165,043)	—	(165,043)

							$(331,579)	$—	$(331,579)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $6,516,196 or 3.0% of net assets.

(b) Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c) When-Issued or delayed delivery security.

(d)  Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e) Affiliated investments.
(f) The rate shown represents the 7-day yield as of period end.
(g) To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)  As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,081,571 and gross unrealized depreciation of investments was $(1,278,774), resulting in net unrealized appreciation of $13,802,797.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.6% and 0.0%, respectively.

Glossary:
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
ETM – Escrowed to Maturity
LIBOR – London Interbank Offered Rate
NATL – National Interstate Corporation
SRF – State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$207,353,105	$—	$207,353,105
Short-Term Municipal Notes	—	6,553,123	—	6,553,123
Short-Term Investments	10,528,400	—	—	10,528,400

Total Investments in Securities	10,528,400	213,906,228	—	224,434,628
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	710,176	—	710,176
Centrally Cleared Interest Rate Swaps	—	555,664	—	555,664
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(10,303)	—	(10,303)
Inflation (CPI) Swaps	—	(359,673)	—	(359,673)
Interest Rate Swaps	—	(331,579)	—	(331,579)

Total	$10,528,400	$214,470,513	$—	$224,998,913

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Fund	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,955	$13,643	$6,070	$10,528	$2